Share-based payments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Share-based payments [Abstract]
Disclosure of number and weighted average exercise prices of share options
As the number of stock options and the price of those options were made known to each allottee, the Plan has been considered as a fixed price grant. Stock option activity under the ASOP 2014 Plan is as follows:

	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
No. of options granted, exercised and forfeited	202 4	202 4	202 3	202 3	202 2	202 2
Outstanding at the beginning of the year	6,972,978	92.60	7,232,978	87.82	7,780,278	86.13
Granted during the year	-	-	25,000	135.13	195,000	146.23
Forfeited during the year	(146,700)	90.12	(192,000)	89.64	(238,000)	85.24
Expired during the year	-	-	-	-	-	-
Exercised during the year	(497,091)	90.12	(93,000)	92.60	(504,300)	85.24
Outstanding at the end of the year	6,329,187	90.12	6,972,978	92.60	7,232,978	87.82
Exercisable at the end of the year	5,183,587	90.12	5,584,478	92.60	8,771,360	87.82

Disclosure of number and weighted average remaining contractual life of outstanding share options
A summary of information about fixed price stock options outstanding with respect to ASOP 2014 is furnished below:

As at	Range of exercise price in ₹	Number outstanding on March 31	Weighted average exercise price in ₹	Weighted average remaining contractual life	Number exercisable on March 31	Weighted average exercise price In ₹
March 31, 2024	66.6 - 230.97	6,329,187	90.12	0.05- 3.82 Years	5,183,587	90.12
March 31, 2023	66.6 - 230.97	6,972,978	92.60	0.06-4.82 Years	5,584,478	92.60

March 31, 2022	57.66-230.97	7,232,978	87.82	0.8-4.58 Years	8,771,360	87.82